Long-Term Bank Deposits And Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long-term Investments and Receivables, Net [Abstract]
Restricted deposits with banks (1)	$ 1,152	[1]	$ 854	[1]
Cross-currency interest rate swap	42,107		11,555
Deposits with banks and other long-term receivables	9,724	[2]	6,860	[2]
Long-term bank deposits and other receivables	52,983		19,269
Long-term balances of non-qualified deferred compensation plan	$ 6,927		$ 6,093

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,927 and $6,093 as of December 31, 2013 and 2012, respectively (See Note 17).